Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Ohio National Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000315754
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2022
Prospectus Date	rr_ProspectusDate	Apr. 29, 2022
ON Janus Henderson U.S. Low Volatility Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ohio National Fund, Inc.

Supplement dated July 26, 2022

to the Prospectus dated April 29, 2022

The following supplements and amends the prospectus dated April 29, 2022:

Effective August 19, 2022, Intech Investment Management LLC is replacing Janus Henderson Investors US LLC as sub-adviser to the ON Janus Henderson U.S. Low Volatility Portfolio (the “Portfolio”). In connection with this change in sub-advisers, the Portfolio is being renamed as the ON U.S. Low Volatility Portfolio and the Portfolio’s advisory and sub-advisory fees are being reduced.

As a result of these changes, the prospectus is amended as follows:

All references to the ON Janus Henderson U.S. Low Volatility Portfolio are deleted and replaced with references to the ON U.S. Low Volatility Portfolio, and all references to Janus Henderson Investors US, LLC, are deleted.

Additionally, the information under the following headings is amended as noted:

Fees and Expenses of the Portfolio

The Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following table:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective August 19, 2022.
ON Janus Henderson U.S. Low Volatility Portfolio | ON Janus Henderson U.S. Low Volatility Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%	[2]

[1]	Annualized
[2]	The expense information in the table has been restated to reflect current fees as if they had been in effect during the previous fiscal year to reflect a reduction in the Management Fees effective August 19, 2022.